Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Property, Plant and Equipment [Line Items]
Capital Lease Assets			$ 32,000,000	$ 10,000,000
Interest Capitalized			1,000,000	3,000,000
Depreciation and amortization expense	94,178,000	83,924,000	355,892,000	342,732,000	307,522,000
Property And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 217,000,000	$ 208,000,000	$ 174,000,000